Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jan. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Corporate Trustee maintains a cyber risk management program designed to identify, assess, manage, mitigate, and respond to cybersecurity threats, which processes are integrated into the Corporate Trustee’s overall risk management process. The Corporate Trustee maintains robust cybersecurity protocols including, but not limited to technological capabilities that prevent and detect disruptions, computer workstations and programs protected with passwords and passphrases, as well as employee training throughout the year on financial regulations and cybersecurity followed up by testing of that knowledge. The protocols are based on recognized best practices and standards for cybersecurity and information technology. The Corporate Trustee has an annual assessment, performed by a third-party vendor, of the Corporate Trustee’s cyber risk management program. Other non-technical protocols include securing of documents and work areas that could contain non-public information and independent verification of information changes by outside vendors. Mesabi Trust faces risks from cybersecurity threats that could have a material adverse effect on its financial condition, results of operations, cash flows or reputation. The Corporate Trustee has experienced, and will continue to experience, cyber incidents in the normal course of its business. However, prior cybersecurity incidents have not had a material adverse effect on Mesabi Trust’s focus, financial condition, results of operations, or cash flows. See “Risk Factors – General Risk Factors – The Trust faces risks from cybersecurity threats that could have a material adverse effect on its financial condition, financial record keeping, investment management, reporting, results of operations, cash flows or reputation
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Corporate Trustee maintains a cyber risk management program designed to identify, assess, manage, mitigate, and respond to cybersecurity threats, which processes are integrated into the Corporate Trustee’s overall risk management process. The Corporate Trustee maintains robust cybersecurity protocols including, but not limited to technological capabilities that prevent and detect disruptions, computer workstations and programs protected with passwords and passphrases, as well as employee training throughout the year on financial regulations and cybersecurity followed up by testing of that knowledge. The protocols are based on recognized best practices and standards for cybersecurity and information technology.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]	The Corporate Trustee is responsible for oversight of Mesabi Trust’s risks from cybersecurity threats as it relates to financial record keeping, cash and investment management, administration and reporting. The Corporate Trustee also serves as registrar and transfer agent for the Trust. The Corporate Trustee has dedicated personnel responsible for assessing and managing Mesabi Trust’s cyber risk management efforts, informing senior management of the Corporate Trustee regarding the prevention, detection, mitigation and remediation of cybersecurity incidents and supervising such efforts.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Corporate Trustee
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Corporate Trustee’s information technology team has significant experience selecting, deploying and operating cybersecurity technologies, initiatives and processes and relies on threat intelligence
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Corporate Trustee has dedicated personnel responsible for assessing and managing Mesabi Trust’s cyber risk management efforts, informing senior management of the Corporate Trustee regarding the prevention, detection, mitigation and remediation of cybersecurity incidents